INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED COMPONENTS

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive (loss) income are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	11,544	21,686	11,295
Deferred tax expenses (benefit)	2,044	(4,773)	1,363
Income tax expenses	13,588	16,913	12,658

SCHEDULE OF RECONCILIATION INCOME TAX EXPENSES

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Income from operations in the PRC	126,692		177,311		157,704
Income (loss) from overseas entities	3,371		(15,713)		(3,117)
Income before income tax	130,063		161,598		154,587
Tax expense from overseas entities at PRC enterprise income tax rate	32,515	25.0%	40,400	25.0%	38,647	25.0%
Effect of income tax in jurisdictions other than the PRC	(2,625)	(2.0)%	(311)	(0.2)%	(3,759)	(2.4)%

Nontaxable or nondeductible items
Income tax on tax holiday(1)	(14,952)	(11.5)%	(20,298)	(12.6)%	(17,545)	(11.3)%
Tax effect of permanent differences(2)	(12,860)	(9.9)%	(13,572)	(8.4)%	(16,382)	(10.6)%

Change in valuation allowance(3)	11,494	8.8%	8,227	5.1%	9,585	6.2%
Effect of share-based compensation	16	0.0%	2,467	1.5%	2,112	1.4%
Income tax expenses	13,588	10.4%	16,913	10.4%	12,658	8.3%

(1)	The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Guangdong Lizi and Yunmi Hulian. Guangdong Lizi applied for HNTE qualification renewal in 2023. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2023 and should apply for HNTE qualification renewal in 2026. Yunmi Hulian applied for the HNTE qualification and obtained approval in December 2021. It is entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2022, and its HNTE status ceased at the end of 2023.

(2)	The permanent book-tax differences mainly consisted of R&D super deductions.

(3)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance for the years ended December 31, 2023, 2024, and 2025 were provided for net operating loss carry forward of certain group entities which reported loss because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of their future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

SCHEDULE OF PER SHARES EFFECT OF TAX

The per share effect of the tax holidays were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net income per share effect – basic	0.07	0.10	0.09
Net income per share effect – diluted	0.07	0.10	0.08

SCHEDULE OF DEFERRED TAX ASSETS

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued expenses and others	9,363	8,343
Net operating loss carry forwards	39,905	49,541
Inventories write downs	388	120
Deferred income	74	28
Total deferred tax assets	49,730	58,032
Less: valuation allowance	(40,032)	(49,617)
Deferred tax assets, net	9,698	8,415

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE
	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	20,358	31,852	40,032
Provided	11,494	8,180	9,585
Balance at end of the year	31,852	40,032	49,617